COMMON STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
COMMON STOCK
NOTE 10. COMMON STOCK

NOTE 11. COMMON STOCK

The Company’s common stock transactions for the nine months ended September 30, 2020, consist of the following:

The Company issued 601 shares of its common stock for compensation for services rendered.

The Company issued 454,097 shares of its common stock for the conversion of $65,728 of related parties’ debt from $0.1530 to $0.13304 per share pursuant to terms of the convertible promissory notes. 454,097 stock warrants were settled along with the related party debt.

The Company issued 214,883 shares of its common stock for the settlement of related party payables of $714,700.  A related party gain of approximately $222,000 was recorded as additional paid-in capital from the stock issuance.

The Company issued 38,323 shares of its common stock for the settlement of  accounts payables and accrued expenses of approximately $127,000.  The Company recorded a net gain of approximately $27,000 from the stock issuance.

The Company issued 648,739 shares of its common stock to related parties for the conversion of $622,004 of debt from $0.9146 to $3.326 per share.  The Company recorded $143,660 of loss on debt extinguishment  and a related party gain of $124,291 as additional paid in-capital as a result of the stock issuance.

The Company issued 70,448 shares of its common stock to non-related parties for the conversion of $65,391 of debt  at $3.326 per share.  The Company recorded $41,665 of loss resulting from the stock issuance.

The Company agreed to convert 121,072 shares of its common stock at values between $0.5821 to $1.039 per share to non-related parties in exchange for their agreement to settle payable balances of $91,464 owed to them. The conversion was in full satisfaction of all outstanding amounts owed. The Company recorded a non-related party loss of $81,867 as other expense in the consolidated statements of operations.

The Company issued 45,268 shares of its common stock to related parties in exchange for their agreement to settle  related party accounts payable of $137,496 owed to them. The shares were issued at a value of $86,739 and recorded a related party gain of $50,741 to additional paid-in-capital.

The Company issued 12,000,000 shares of its common stock valued at $2.26 as result of the Transaction with IDTEC (see Note 3).

The Company’s common stock transactions for the nine months ended September 30, 2021, consist of the following:

The Company issued 43,169 shares of its common stock to SOBR Safe, LLC, an entity controlled by a beneficial owner of the Company, in full satisfaction of $107,880 of accrued dividends resulting from the December 2020 conversion of the Series A-1 Convertible Preferred Stock into common shares, see Note 11.

The Company issued 16,000 shares of its common stock valued at $49,600to its landlord under the terms of a lease agreement expiring in February 2022.  The amount has been recorded as prepaid expense and amortized monthly over the lease term as general and administrative expense in the consolidated statement of operations.

NOTE 10. COMMON STOCK

The Company’s common stock transactions for the year ended December 31, 2019 consists of the following:

1,065,982 shares were issued to non-related parties for $39,000 in cash.

420,926 shares were issued for the conversion of $595,500 of accrued executive compensation owed to a related party at $0.0143 per share.  A related party gain of $535,500 was recorded as additional paid-in capital.

1,038,339 shares were issued for the conversion of $152,781 of related party debt from $0.1430 to $0.1497 per share.  1,038,339 stock warrants were settled along with the related party debt.

417,491 shares were issued to related parties in exchange for 1,388,575 shares of the Company’s Series A Convertible Preferred Stock at $3.326 per share.  A related party gain of $1,329,561 was recorded as additional paid-in capital.

The Company’s common stock transactions for the year ended December 31, 2020 consists of the following:

1,025 shares were issued at $20.29 per share to a non-related party as compensation for services provided.

72,159 shares were issued for services provided under an Employment Agreement with Kevin Moore dated October 25, 2019.

454,097 shares were issued for the conversion of $65,728 of related parties’ debt from $0.1530 to $0.13304 per share pursuant to terms of the convertible promissory notes. 454,097 stock warrants were settled along with the related party debt.

12,000,000 shares were issued to complete the Transaction with IDTEC that was accounted for as an asset purchase.   The shares were issued at a value of $27,120,000.

159,395 shares were issued to non-related parties for the conversion of approximately $266,000 of accounts payable and accrued expenses from $0.5821 to $3.326 per share.  The Company recorded a net gain of approximately $62,000 resulting from the stock issuance.

260,150 shares were issued to related parties for the conversion of $852,196 of related party payables from $1.115 to $3.326 per share.  A related party gain of $272,299 was recorded as additional paid-in capital.

648,739 shares were issued to related parties for the conversion of $622,004 of debt from $0.9146 to $3.326 per share.  The Company recorded $143,660 of loss on debt extinguishment  and a related party gain of $124,291 was recorded as additional paid in-capital as a result of the stock issuance.

70,448 shares were issued to non-related parties for the conversion of $65,391 of debt  at $3.326 per share.  The Company recorded $41,665 of loss resulting from the stock issuance.

3,103,028 shares were issued to a related party for the conversion of $1,551,514 of debt under the terms of a convertible promissory note. The note converted at $0.50 per share.

2,700,000 shares were issued to a related party under the terms governing the shares of Series A-1 Convertible Preferred Stock.  In addition, as a result of the conversion of the Series A-1 Convertible Preferred Stock we owed  accrued dividends totaling $107,880, which we could pay in cash or in shares of our common stock based on the price of common stock on the applicable dividend dates.  Our management and Board of Directors elected to pay the accrued dividends in shares of common stock.  Based on the price of the common stock on the applicable dividend dates, we owed 43,169 shares of common stock in full satisfaction of the accrued dividends.  As of  December 31, 2020, 43,169 shares were recorded in common stock subscriptions payable and were issued on January 6, 2021.